Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Building and land	5,119,699	5,119,699	3,839,774
Furniture and fixtures	4,053	4,053	3,040
Motor vehicles	602,111	572,434	429,326
Electronic equipment	182,800	187,767	140,824
Machinery	33,993	33,993	25,495
Renovation	47,360	47,360	35,520
Forklift	69,000	69,000	51,750
Subtotal	6,059,016	6,034,306	4,525,729
Less: accumulated depreciation and amortization	(2,366,667)	(2,437,162)	(1,827,871)
Property and Equipment, net	3,692,349	3,597,144	2,697,858